SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	184,201	102,524
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	50 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	10 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Automobiles [Member]
Property, Plant and Equipment, Useful Life	5 years